Financial Instruments - Assets and Liabilities related to Foreign Currency Risk (Detail) - Foreign currency risk [Member] - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	$ 5,903	$ 5,584
Foreign currency denominated monetary liabilities	6,999	4,964
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	34	28
Foreign currency denominated monetary liabilities	1,217	1,323
Derivatives assets	1	0
Derivatives liabilities	1	1
SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	124	63
Foreign currency denominated monetary liabilities	51	96
RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	2	3
Foreign currency denominated monetary liabilities	0	0
JPY [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	17	36
Foreign currency denominated monetary liabilities	$ 14	$ 12